Supplemental Cash Flow Disclosure - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Detail) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Supplementary Cash Flow Information [Line Items]
Repayments From Cash (used in) provided by financing activities	$ (3,250,000)	$ (3,807,132)
Loan
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance		2,846,501
Repayments From Cash (used in) provided by financing activities		(2,957,132)
Non-cash changes business acquisition	14,528,860
Non-cash Changes Accretion of Interest		110,631
Non-cash changes effect of movements in exchange rates	(317,521)
Ending Balance	14,211,339
Facility of Credit
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	3,180,927
Proceeds From Cash (used in) provided by financing activities		4,100,000
Repayments From Cash (used in) provided by financing activities	(3,250,000)	(850,000)
Non-cash Changes Accretion of Interest		34,535
Non-cash changes financing and discounted fees	69,073	(103,608)
Ending Balance		3,180,927
Bank Line of Credit
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance		620,000
Repayments From Cash (used in) provided by financing activities		(620,000)
Long-term Debt
Disclosure Of Supplementary Cash Flow Information [Line Items]
Beginning Balance	3,180,927	3,466,501
Proceeds From Cash (used in) provided by financing activities		4,100,000
Repayments From Cash (used in) provided by financing activities	(3,250,000)	(4,427,132)
Non-cash changes business acquisition	14,528,860
Non-cash Changes Accretion of Interest		145,166
Non-cash changes financing and discounted fees	69,073	(103,608)
Non-cash changes effect of movements in exchange rates	(317,521)
Ending Balance	$ 14,211,339	$ 3,180,927